Share Capital (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Disclosure of classes of share capital
	Number of common shares	Impact on share capital
Common shares issued at $0.80 per share	13,750,000	$11,000
Share issue costs	-	(136)
Proceeds net of share issue costs	13,750,000	$10,864